John Deere Owner Trust 2024-B			EXHIBIT 99.2
Statement to Certificateholders

$388,000,000 Class A-1 5.51000% Asset Backed Notes due June 16, 2025
$270,000,000 Class A-2A 5.42% Asset Backed Notes due May 17, 2027
$251,850,000 Class A-2B Floating Rate Asset Backed Notes due May 17, 2027
$521,850,000 Class A-3 5.20% Asset Backed Notes due March 15, 2029
$91,711,000 Class A-4 5.19% Asset Backed Notes due May 15, 2031
$39,062,743 Overcollateralization

One-Month SOFR as of the SOFR Determination Date:			5.34207%
Class A-2B interest rate:			5.71207%

Payment Date:			15-Oct-24

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$43,813,014.78
		per $1,000 original principal amount:	$112.92

	(b)	Class A-2A Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(c)	Class A-2B Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(d)	Class A-3 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(e)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(f)	Total:	$43,813,014.78

(2)	(a)	Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$996,756.76
		per $1,000 original principal amount:	$2.57

		(ii) Class A-2A Notes:	$1,219,500.00
		per $1,000 original principal amount:	$4.52

		(iii) Class A-2B Notes:	$1,158,860.00
		per $1,000 original principal amount:	$4.60

		(iv) Class A-3 Notes:	$2,261,350.00
		per $1,000 original principal amount:	$4.33

		(v) Class A-4 Notes:	$396,650.08
		per $1,000 original principal amount:	$4.33

		(vi) Total:	$6,033,116.84

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:	$1,428,016,455.34

	(b)	Note Value at end of related Collection Period:	$1,355,225,740.33

	(c)	Amount of Overcollateralization (Note Value less the aggregate principal amount of Notes) at end of related Collection Period:	$39,062,743.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i) Outstanding Principal Amount of Class A-1 Notes:	$180,751,997.51
		(ii) A-1 Note Pool Factor:	0.4658557

	(b)	(i) Outstanding Principal Amount of Class A-2A Notes:	$270,000,000.00
		(ii) A-2A Note Pool Factor:	1.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-2B Notes:	$251,850,000.00
		(ii)	A-2B Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$521,850,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(e)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$91,711,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:		$1,231,474.91
		(i)	per $1,000 original principal amount:	$0.74
	(b)	Amount of Servicing Fee earned:		$1,231,474.91
	(c)	Amount of Servicing Fee paid:		$1,231,474.91
	(d)	Amount of Servicing Fee Shortfall:		$0.00

(6)	Amount of Administration Fee:			$100.00

(7)	Amount paid to Indenture Trustee:			$0.00

(8)	Amount paid to Owner Trustee:			$0.00

(9)	Amount paid to Asset Representations Reviewer:
	(a)	Section 5.04 (iii) - Asset Representations Review Fees		$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees		$0.00

(10)	Amount paid to Certificateholder:			$4,061,689.46

(11)	(i)	Amount in Reserve Account:		$15,624,737.43
	(ii)	Specified Reserve Account Balance:		$15,624,737.43

(12)	(i)	Payoff Amount of Receivables 60 days or more past due:		$11,024,032.30
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:		0.77%

(13)	(i)	Aggregate amount of net losses for the collection period:		$316,775.89
	(ii)	Cumulative amount of net losses:		$561,962.76
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.03%

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$571,462.38
		(ii)	% of Pool Balance:	0.04%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%